Operating Leases - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Maturities of lease liabilities
2022	¥ 19,801
2023	11,535
2024	6,770
2025	2,999
Total undiscounted lease payments	41,105
Less: imputed interest	(2,365)
Total lease liabilities	¥ 38,740